Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Balance, at the beginning of the year	€ 6,808	€ 9,464
Balance, at the end of the year	5,643	6,808	€ 9,464
Buildings
Property, plant and equipment
Balance, at the beginning of the year	2,223	2,463
Balance, at the end of the year	1,986	2,223	2,463
Plant
Property, plant and equipment
Balance, at the beginning of the year	2,550	3,195
Balance, at the end of the year	1,890	2,550	3,195
Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	2,035	3,806
Balance, at the end of the year	1,767	2,035	3,806
Cost
Property, plant and equipment
Balance, at the beginning of the year	33,159	33,056	30,073
Additions	40	528	2,915
Disposal	(351)	(3,087)	(1,097)
Currency translation differences	(19)	34
Transfers from right-of-use assets	3,639	2,628	1,165
Balance, at the end of the year	36,468	33,159	33,056
Cost | Buildings
Property, plant and equipment
Balance, at the beginning of the year	3,367	3,364	3,359
Additions			5
Currency translation differences	(2)	3
Balance, at the end of the year	3,365	3,367	3,364
Cost | Plant
Property, plant and equipment
Balance, at the beginning of the year	17,651	15,054	14,124
Additions		24	144
Disposal	(290)	(66)	(379)
Currency translation differences	(5)	11
Transfers from right-of-use assets	3,639	2,628	1,165
Balance, at the end of the year	20,995	17,651	15,054
Cost | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	12,141	14,638	12,590
Additions	40	504	2,766
Disposal	(61)	(3,021)	(718)
Currency translation differences	(12)	20
Balance, at the end of the year	12,108	12,141	14,638
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Balance, at the beginning of the year	(26,351)	(23,592)	(13,483)
Depreciation	2,878	3,975	9,990
Disposal	388	2,985	374
Currency translation differences	(12)	40
Transfers from right-of-use assets	1,996	1,729	493
Balance, at the end of the year	(30,825)	(26,351)	(23,592)
Accumulated depreciation, amortization and impairment | Buildings
Property, plant and equipment
Balance, at the beginning of the year	(1,144)	(901)	(586)
Depreciation	235	241	315
Currency translation differences		2
Balance, at the end of the year	(1,379)	(1,144)	(901)
Accumulated depreciation, amortization and impairment | Plant
Property, plant and equipment
Balance, at the beginning of the year	(15,101)	(11,859)	(8,255)
Depreciation	1,865	1,568	3,268
Disposal		67	157
Disposal Depreciation Adjustment	148
Currency translation differences	(5)	12
Transfers from right-of-use assets	1,996	1,729	493
Balance, at the end of the year	(19,105)	(15,101)	(11,859)
Accumulated depreciation, amortization and impairment | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	(10,106)	(10,832)	(4,642)
Depreciation	778	2,166	6,407
Disposal	536	2,918	217
Currency translation differences	(7)	26
Balance, at the end of the year	€ (10,341)	€ (10,106)	€ (10,832)